Related party transactions - Liabilities to related parties (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Liabilities to key management personnel:
Share-based payment liability	€ 0	€ 4,891	€ 4,494
Share-based payment liability
Warrant liability	30,979	0	0	€ 0
Key management personnel
Liabilities to key management personnel:
Pension liability	1,387	868	407
Share-based payment liability	0	7,396	6,161
Share-based payment liability
Closing balance for the year	11,251	8,264	6,568
Shareholders
Share-based payment liability
Warrant liability	€ 9,864	€ 0	€ 0